Description of Business and Summary of Significant Accounting Policies Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stockholders' equity	$ 1,045.5	$ 1,095.9	$ 936.5	$ 711.7
Foreign currency translation
Stockholders' equity	(139.6)	(61.1)	(16.6)
Accumulated Other Comprehensive (Loss) Income
Stockholders' equity	$ (139.6)	$ (61.1)	$ (16.6)	$ (6.3)